CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jan. 03, 2021	Dec. 29, 2019
Statement of Financial Position [Abstract]
Preferred stock, par value (usd per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	0	0
Common stock, par value (usd per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	28,278,320	27,461,697
Common stock, shares outstanding	25,293,149	25,612,597
Treasury stock, shares	1,993,495	1,493,495